BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cash and Cash Equivalents	$ 1,064,714	$ 1,560,012	$ 1,075,942	$ 589,886
Other current financial assets	1,763	3,370
Other current non-financial assets	168,597	174,110
Trade and other current receivables	737,381	642,315
Accounts receivable due from related companies	6,274	17,526
Current Inventories	938,279	1,053,867
Current biological assets	302,710	275,792
Current tax assets	320,730	199,953
Non-current assets or disposal groups classified as held for sale	3,540,448	3,926,945
Non-current assets or disposal groups classified as held for sale	3,877	4,436
Total Current Assets	3,544,325	3,931,381
Other non-current financial assets	28,982	9,395
Other non-current non-financial assets	113,214	112,414
Trade and other non-current receivables	16,606	9,456
Investments accounted for using equity method	316,939	293,118	358,053
Intangible assets other than goodwill	102,090	106,252
Goodwill	59,567	65,751	65,851
Property, plant and equipment	8,325,304	7,648,183
Right of use assets	219,134	284,379
Non-current biological assets	3,296,117	3,393,634
Deferred tax assets	6,041	6,067	4,635
Total Non-Current Assets	12,483,994	11,928,649	11,152,588
Total Assets	16,028,319	15,860,030	$ 14,593,748
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	773,822	1,412,688
Other current financial assets	1,763	3,370
Other current non-financial assets	19,802	24,554
Trade and other current receivables	542,296	435,663
Accounts receivable due from related companies	369	1,319
Current Inventories	847,161	931,619
Current biological assets	246,637	209,844
Current tax assets	29,069	7,955
Non-current assets or disposal groups classified as held for sale	2,460,919	3,027,012
Non-current assets or disposal groups classified as held for sale	3,815	3,814
Total Current Assets	2,464,734	3,030,826
Other non-current financial assets	28,982	9,395
Other non-current non-financial assets	1,739	1,889
Trade and other non-current receivables	13,637	3,691
Investments accounted for using equity method	78,108	77,725
Intangible assets other than goodwill	95,231	104,165
Goodwill	42,210	43,373
Property, plant and equipment	7,838,893	7,024,518
Right of use assets	190,252	256,524
Non-current biological assets	3,038,157	3,021,411
Deferred tax assets	4,449	5,897
Total Non-Current Assets	11,331,658	10,548,589
Total Assets	13,796,392	13,579,415
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	3,891	2,264
Other current financial assets	0	0
Other current non-financial assets	92	95
Trade and other current receivables	10,448	8,483
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	752	234
Non-current assets or disposal groups classified as held for sale	15,183	11,076
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	15,183	11,076
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	184,191	168,880
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	184,191	168,880
Total Assets	199,374	179,956
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	127,459	50,868
Other current financial assets	0	0
Other current non-financial assets	28,253	15,134
Trade and other current receivables	38,362	56,039
Accounts receivable due from related companies	829	197
Current Inventories	63,935	90,362
Current biological assets	56,073	65,948
Current tax assets	2,384	9,246
Non-current assets or disposal groups classified as held for sale	317,295	287,794
Non-current assets or disposal groups classified as held for sale	15	572
Total Current Assets	317,310	288,366
Other non-current financial assets	0	0
Other non-current non-financial assets	17,346	10,962
Trade and other non-current receivables	40	351
Investments accounted for using equity method	32,402	41,811
Intangible assets other than goodwill	1,675	1,992
Goodwill	17,357	22,378
Property, plant and equipment	349,877	471,620
Right of use assets	28,882	27,855
Non-current biological assets	257,960	372,223
Deferred tax assets	1,168	0
Total Non-Current Assets	706,707	949,191
Total Assets	1,024,017	1,237,557
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	62,149	11,292
Other current financial assets	0	0
Other current non-financial assets	5,886	8,014
Trade and other current receivables	9,757	11,218
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	1,732	2,908
Non-current assets or disposal groups classified as held for sale	79,524	33,432
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	79,524	33,432
Other non-current financial assets	0	0
Other non-current non-financial assets	431	1,054
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	431	1,054
Total Assets	79,955	34,486
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	43,049	13,684
Other current financial assets	0	0
Other current non-financial assets	572	1,244
Trade and other current receivables	30,856	33,981
Accounts receivable due from related companies	0	0
Current Inventories	27,183	31,886
Current biological assets	0	0
Current tax assets	3,471	2,936
Non-current assets or disposal groups classified as held for sale	105,131	83,731
Non-current assets or disposal groups classified as held for sale	47	50
Total Current Assets	105,178	83,781
Other non-current financial assets	0	0
Other non-current non-financial assets	692	884
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	22	95
Goodwill	0	0
Property, plant and equipment	136,188	151,692
Non-current biological assets	0	0
Deferred tax assets	424	170
Total Non-Current Assets	137,326	152,841
Total Assets	242,504	236,622
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	5,334	6,756
Other current financial assets	0	0
Other current non-financial assets	6,147	6,742
Trade and other current receivables	5,999	7,287
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	667	2,658
Non-current assets or disposal groups classified as held for sale	18,147	23,443
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	18,147	23,443
Other non-current financial assets	0	0
Other non-current non-financial assets	102	90
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	102	90
Total Assets	18,249	23,533
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	49,010	62,460
Other current financial assets	0	0
Other current non-financial assets	107,845	118,327
Trade and other current receivables	96,847	86,954
Accounts receivable due from related companies	5,076	15,512
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	282,655	174,016
Non-current assets or disposal groups classified as held for sale	541,433	457,269
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	541,433	457,269
Other non-current financial assets	0	0
Other non-current non-financial assets	92,904	97,535
Trade and other non-current receivables	2,859	2,983
Investments accounted for using equity method	22,238	4,702
Intangible assets other than goodwill	5,162	0
Goodwill	0	0
Property, plant and equipment	346	353
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	123,509	105,573
Total Assets	664,942	562,842
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	2,816	2,690
Accounts receivable due from related companies	0	498
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	2,816	3,188
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	2,816	3,188
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	70	2,431
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	70	2,431
Total Assets	$ 2,886	$ 5,619